[Graphic]

Federated
High Income Bond
Fund, Inc.

22ND SEMI-ANNUAL REPORT
SEPTEMBER 30, 1998

ESTABLISHED 1977

PRESIDENT'S MESSAGE

[Graphic]

Dear Fellow Shareholder:

Federated High Income Bond Fund, Inc. was created in 1977, and I am pleased to present its 22nd Semi-Annual Report. On September 30, 1998, the fund's $1.9 billion in assets were widely diversified across approximately 300 carefully researched high-yield issues that spanned the entire business and industrial spectrum. The fund is designed to pursue high monthly income from a broadly diversified portfolio of high-yield bonds.* In the past six months, fund shareholders have been paid over $78 million in income dividends, and the fund has paid 320 consecutive monthly dividends.

This report covers the first half of the fund's fiscal year, which is the six-month period from April 1, 1998 through September 30, 1998. It begins with a discussion with the fund's portfolio manager, Mark E. Durbiano, Senior Vice President of Federated Advisers. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance as a high-yield bond fund. Second is a complete listing of the fund's high-yielding corporate bond holdings, and third is the publication of the fund's financial statements.

After an extended period of positive performance, the high-yield bond market was negatively impacted by many of the same worldwide economic and political problems that beset the stock markets. In this environment, the returns of Federated High Income Bond Fund, Inc. were consistent with the market overall, but were higher than that of the average high-yield bond fund. While a decrease in share price impacted total return, the fund continued to pay a strong income stream. Individual share class total return performance, including income dividends, follows.**

                TOTAL       INCOME
                RETURN   DISTRIBUTIONS    NET ASSET VALUE CHANGE
Class A Shares (4.30%)       $0.50      $12.10 to $11.10 = (8.26%)
Class B Shares (4.67%)       $0.45      $12.09 to $11.09 = (8.27%)
Class C Shares (4.67%)       $0.45      $12.09 to $11.09 = (8.27%)

 * Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

 ** Performance quoted is based on net asset value, reflects past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A, B, and C Shares were (8.60%), (9.91%), and (5.62%), respectively.

Currently, high-yield bonds represent attractive long-term value compared to U.S. Treasury securities, as investors are being compensated with significantly higher yields for assuming the credit risk involved in owning these corporate bonds.

Whenever the fund's share price declines, some investors become concerned. I would like to point out that in the fund's 22-year history, share prices have increased and decreased due to the stock market and, to some extent, due to interest rates. In the past 10 years, shareholders saw the fund's share value decline approximately 11% in 1990, rise over 57% in 1991, decline approximately 1% in 1994, and increase approximately 18% in 1995.

It is the nature of high-yield investing that income is generous, and share price fluctuation is volatile. As I have always recommended buying more shares when prices are down, I again believe that now is one of those buying opportunities. I recommend adding to your account, as the fund's income return is especially attractive.

Thank you for investing a portion of your wealth in Federated High Income Bond Fund, Inc. Your questions, comments, or suggestions about the fund are always welcome.

Very sincerely yours,

[Graphic]

Richard B. Fisher
President
November 15, 1998

INVESTMENT REVIEW

[Graphic]

Mark E. Durbiano
Senior Vice President
Federated Advisers

[Graphic]

AFTER BENEFITING FROM AN EXTENDED AND EXTREMELY FAVORABLE ECONOMIC ENVIRONMENT, HIGH-YIELD BONDS WEAKENED IN THE SECOND AND THIRD QUARTERS OF 1998. WHAT IS YOUR ANALYSIS OF THE HIGH- YIELD BOND MARKET DURING THE REPORTING PERIOD?

The high-yield bond market was negatively impacted by uncertain economic, political, and financial conditions worldwide during the six-month reporting period ended September 30, 1998. These conditions included economic and currency problems in Asia and Russia, declining equity prices worldwide, and concerns about the impact of the Asian and Russian problems on other emerging markets such as Latin America. All of these uncertainties cast doubts on the ability of the U.S. to be an "oasis of prosperity" in a world beset with economic problems. From a high-yield bond perspective, a less robust U.S. economy would most likely lead to lower debt protection measures for high-yield issuers and rising default rates. These concerns led to widening credit spreads that more than offset the positive impact of falling interest rates.

[Graphic]

HOW DID HIGH-YIELD BONDS PERFORM RELATIVE TO OTHER FIXED-INCOME INVESTMENTS DURING THE REPORTING PERIOD?

High-yield bonds underperformed high-quality bonds during the six-month reporting period ended September 30, 1998. For example, the Lehman Brothers Aggregate Bond Index,* a measure of high-quality bond performance, returned 6.66%, which was far superior to the (3.50%) return generated by the Lehman Brothers High Yield Bond Index* and the (6.84%) return of the Lipper High Current Yield Funds Average.**

 * The Lehman Brothers Aggregate Bond Index is an unmanaged index comprising securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Lehman Brothers High Yield Bond Index is an unmanaged index that covers the universe of fixed-rate, publicly issued, non-investment grade debt securities. Actual investments cannot be made in an index.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

Given the financial market and economic concerns that dominated the period, investors left higher yielding securities and moved into relatively safe, high-quality securities -- especially attractive were U.S. Treasury securities. This was best illustrated by the widening of spreads between the First Boston High Yield Bond Index*** and a comparable Treasury security. This spread, which measured the extra yield investors demand to compensate for the credit risk inherent in high-yield bonds, went from 3.78% on March 31, 1998 to 6.91% on September 30, 1998.

The following graph illustrates the spread difference between Treasuries and high-yield corporate bonds.


[Graphic]

Past performance is not indicative of future results. This chart is for illustrative purposes only and does not represent the performance of any particular fund.

 *** The First Boston High Yield Bond Index is an unmanaged index that serves as a benchmark to evaluate the performance of low quality bonds. Actual investments cannot be made in an index.

[Graphic]

HOW DID FEDERATED HIGH INCOME BOND FUND, INC.
PERFORM OVER THE REPORTING PERIOD?

Relative to the Lipper universe of high-yield bond funds, the fund performed very well, although the fund's absolute returns were negative, which was consistent with the overall asset class. For the six-month period ended September 30, 1998, the fund's Class A, B, and C Shares produced total returns, based on net asset value, of (4.30%), (4.67%), and (4.67%), respectively, which were far superior to the Lipper High Current Yield Funds Average return of (6.84%).+

[Graphic]

WHAT FACTORS WERE THE MAJOR INFLUENCES ON FUND
PERFORMANCE?

The fund's performance was positively impacted by several factors. First, the fund's higher quality bias, which has been part of our investment philosophy since late 1997, benefited the fund given the relative outperformance of higher quality corporate issuers. Second, the fund was underweighted in cyclical industries such as forest products and metals, which underperformed given recessionary fears and falling commodity prices. The fund was also underweighted in the energy sector, which underperformed with falling oil prices. The fund had minimal exposure to the emerging markets sector, which positively impacted performance versus the Lipper average. Also, the announced merger between TCI and AT&T early in the period caused most cable bonds, an overweighted sector for the fund, to trade higher. In addition, our higher quality holdings, such as VIACOM and QWEST COMMUNICATIONS, performed well as they held spread in an overall spread widening environment.

Finally, several issues performed strongly during the period based on corporate actions such as tenders or an outright sale of the issuer. These would include:
FIRST NATIONWIDE, CHEMICAL LEHMAN, CHARTER COMMUNICATIONS, SYGNET WIRELESS, SULLIVAN BROADCASTING, TRACOR, and CURTIS BURNS. On the negative side, the fund was hurt by its overweighted position in the telecommunications sector as well as its overweighted position in zero/step-up securities (many of which are in the telecommunications sector).

 + Performance quoted is based on net asset value, reflects past performance, and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A, B, and C Shares were (8.60%), (9.91%), and (5.62%), respectively.

[Graphic]

WHAT WERE THE FUND'S TOP 10 HOLDINGS AS OF SEPTEMBER 30, 1998?

The top holdings out of more than 250 total issues were as
follows:
NAME                           PERCENTAGE OF
                                 NET ASSETS
International Cabletel, Inc.      2.40%
Chancellor Media Corp.            2.10%
Tenet Healthcare Corp.            2.00%
Nextel/Nextel International       1.90%
Viacom, Inc.                      1.90%
Premier Parks/Six Flags           1.70%
Level 3 Communications            1.70%
Sinclair Broadcast Group, Inc.    1.70%
Intermedia Communications         1.60%
Telewest Plc                      1.50%
  TOTAL                          18.50%

[Graphic]

AS 1998 DRAWS TO A CLOSE, WHAT IS YOUR OUTLOOK FOR THE HIGH-
YIELD BOND MARKET, AND WHAT ARE YOUR SECTOR STRATEGIES GOING
FORWARD?

The performance of high-yield bonds for the balance of 1998 will be heavily influenced by the performance of the U.S. economy and domestic equity prices. We expect the U.S. economic expansion to continue to be driven by low interest rates, high consumer confidence, high rates of employment, and an accommodative Federal Reserve Board. However, the rate of growth may slow considerably from 1997's brisk pace, as problems in Asia and other emerging markets negatively impact U.S. economic activity.

We believe markets will continue to be volatile but, at the current spread level, high-yield bonds offer considerable value from a longer term perspective. It is worth noting that the current spread levels have not been seen on high-yield bonds since 1991.

From a portfolio perspective, we will continue to maintain our higher quality bias as we believe corporate earning growth will slow. We will remain overweighted in the telecommunication, cable television, and broadcasting sectors on the belief that secular changes coupled with stable-to-growing demand will make these sectors relatively strong performers. However, as spreads have widened considerably, we expect to be opportunistic buyers over the next six to twelve months in selected lower rated issues and cyclical issues that have substantially underperformed.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED HIGH INCOME BOND FUND, INC.

INITIAL INVESTMENT:

IF YOU MADE AN INITIAL INVESTMENT OF $21,000 IN IN THE CLASS A SHARES OF FEDERATED HIGH INCOME BOND FUND, INC. ON 11/30/77, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $166,428 ON 9/30/98. YOU WOULD HAVE EARNED A 10.45%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFESPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/98, the Class A Shares' average annual 1-year, 5-year, and 10- year total returns were (3.68%), 8.50%, and 10.79%, respectively. Class B Shares' average annual 1-year and since inception (9/28/94) total returns were (5.50%) and 9.37%, respectively. Class C Shares' average annual 1- year, 5-year, and since inception (5/1/93) total returns were (1.01%), 8.62%, and 8.53%, respectively.**

Please see Appendix A.1.

 * Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** The total return stated takes into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, and the 1.00% contingent deferred sales charge for Class C Shares.


FEDERATED HIGH INCOME BOND FUND, INC.

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 20 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS)
GREW TO $81,430.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $21,000, but your account would have reached a total value of $81,430* by 9/30/98. You would have earned an average annual total return of 11.25%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

Please see Appendix A.2.

 * This chart assumes that the subsequent annual investments are made on the last day of the anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

   Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED HIGH INCOME BOND FUND, INC.
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR HIGH MONTHLY INCOME

Chuck Colby is a fictional investor who, like many other shareholders, is looking for high monthly income opportunities.

Chuck is an attorney on his way up the corporate ladder. On September 30, 1988, he invested $5,000 in the Class A Shares of Federated High Income Bond Fund, Inc.

As this chart shows, over 10 years, his original $5,000 investment has grown to $13,935. This represents a 10.79% average annual total return.* For Chuck, that means extra money toward the construction of his first home.

Please see Appendix A.3.

 * This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED HIGH INCOME BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--90.8%
               AEROSPACE & DEFENSE--0.0%
 $ 1,000,000   Aviation Sales Co., Sr. Sub. Note, 8.125%, 2/15/2008          $       935,000
               AUTO/TRUCK--0.2%
   4,000,000(a)HDA Parts System, Inc., Sr. Sub. Note, 12.00%, 8/1/2005             3,620,000
               AUTOMOBILE--2.1%
   4,725,000   Accuride Corp., Sr. Sub. Note, 9.25%, 2/1/2008                      4,559,625
   4,425,000   Aftermarket Technology Co., Sr. Sub. Note, Series B, 12.00%,
               8/1/2004                                                            4,718,156
   1,875,000   Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%,
               8/1/2004                                                            1,999,219
  14,025,000   Collins & Aikman Products Co., Sr. Sub. Note, 11.50%,
               4/15/2006                                                          14,761,313
   6,000,000   Lear Corp., Sub. Note, 9.50%, 7/15/2006                             6,420,000
   2,000,000   Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                      2,012,500
   2,550,000   OshKosh Truck Corp., Sr. Sub., 8.75%, 3/1/2008                      2,435,250
   4,125,000   Oxford Automotive, Inc., Sr. Sub. Note, 10.125%, 6/15/2007          4,063,125
               Total                                                              40,969,188
               BANKING--1.1%
   8,600,000   First Nationwide Holdings, Inc., Sr. Note, 12.25%, 5/15/2001        9,454,324
  11,400,000(a)GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005                        11,705,178
               Total                                                              21,159,502
               BEVERAGE & TOBACCO--0.4%
   7,375,000   Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                             7,043,125
               BROADCAST RADIO & TV--8.1%
  11,800,000   ACME Television, LLC, Sr. Disc. Note, 0/10.875%, 9/30/2004          9,263,000
  11,625,000   Big City Radio, Inc., Company Guarantee, 0/11.25%, 3/15/2005        8,079,375
   5,412,100   CBS Radio, Inc., Sub. Deb., 11.375%, 1/15/2009                      6,196,854
   4,375,000   Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%,
               7/1/2007                                                            4,418,750
   5,200,000   Chancellor Media Corp., Company Guarantee, 10.50%, 1/15/2007        5,538,000
  15,975,000   Chancellor Media Corp., Sr. Sub. Note, Series B, 8.125%,
               12/15/2007                                                         15,535,687
   7,500,000   Chancellor Media Corp., Sr. Sub. Note, Series B, 8.75%,
               6/15/2007                                                           7,500,000

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               BROADCAST RADIO & TV--CONTINUED
$  2,500,000(a)Chancellor Media Corp., Sr. Sub. Note, 9.00%, 10/1/2008       $     2,525,000
  10,000,000   Chancellor Media Corp., Sr. Sub. Note, 9.375%, 10/1/2004           10,225,000
   5,125,000   Cumulus Media, Inc., Sr. Sub. Note, 10.375%, 7/1/2008               5,201,875
  20,625,000   Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/
               2007                                                               13,612,500
   5,900,000   Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007              5,811,500
   3,000,000   Lamar Advertising Co., Sr. Sub. Note, 8.625%, 9/15/2007             3,090,000
   5,400,000   Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006             5,805,000
   3,200,000   NWCG Holding Corp., Sr. Disc. Note, 13.50%, 6/15/1999               3,081,312
   9,500,000   Outdoor Systems, Inc., Sr. Sub. Note, 8.875%, 6/15/2007             9,975,000
   5,450,000   Outdoor Systems, Inc., Sr. Sub. Note, 9.375%, 10/15/2006            5,804,250
   5,037,000   SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006            5,565,885
   4,975,000   Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/
               2005                                                                5,174,000
  10,850,000   Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%, 12/15/
               2007                                                               10,741,500
   4,275,000   Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/
               2007                                                                4,296,375
   5,500,000   Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005         5,775,000
   2,000,000   Young Broadcasting, Inc., Sr. Sub. Note, 11.75%, 11/15/2004         2,140,000
   1,000,000   Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006           1,002,500
               Total                                                             156,358,363
               BUILDING & DEVELOPMENT--0.8%
   5,100,000   American Architectural Products Corp., Sr. Note, 11.75%,
               12/1/2007                                                           4,768,500
   5,850,000   American Builders & Contractors Supply Co., Inc., Sr. Sub.
               Note, 10.625%, 5/15/2007                                            5,389,312
   4,600,000   Building Materials Corp. of America, Sr. Note, 8.625%, 12/
               15/2006                                                             4,703,500
               Total                                                              14,861,312
               BUSINESS EQUIPMENT & SERVICES--2.3%
   3,800,000(a)American Business Information, Sr. Sub. Note, 9.50%, 6/15/
               2008                                                                3,439,000
  10,525,000   Dialog Corp. PLC, Sr. Sub. Note, 11.00%, 11/15/2007                10,867,062
   4,850,000   Electronic Retailing Systems International, Inc., Sr. Disc.
               Note, 0/13.25%, 2/1/2004                                            1,867,250
   8,325,000   Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%,
               2/1/2008                                                            8,033,625

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
               BUSINESS EQUIPMENT & SERVICES--CONTINUED
$ 13,600,000(a)U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008     $    11,628,000
   5,166,000   United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/
               2005                                                                5,785,920
   3,300,000   United Stationers Supply Co., Sr. Sub. Note, 8.375%, 4/15/
               2008                                                                3,283,500
               Total                                                              44,904,357
               CABLE TELEVISION--10.6%
      91,523   Australis Media Ltd., Sr. Disc. Note, 0/15.75%, 5/15/2003               2,288
   5,350,000   Australis Media Ltd., Unit, 0/14.00%, 5/15/2003                       133,750
   3,000,000   CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                    3,112,500
   1,075,000   CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013                1,198,625
  10,100,000   CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005                10,655,500
   4,175,000   CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006                4,550,750
   3,325,000   Charter Communications Holdings, Inc., Sr. Disc. Note, 0/
               14.00%, 3/15/2007                                                   2,876,125
   5,875,000   Charter Communications Southeast, LP, Sr. Note, 11.25%, 3/
               15/2006                                                             6,491,875
   5,750,000   Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005                     6,123,750
   3,250,000   Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                        2,648,750
  13,275,000   Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%,
               2/15/2007                                                           9,226,125
   7,175,000   Diamond Cable Communications PLC, Sr. Disc. Note, 0/11.75%,
               12/15/2005                                                          5,740,000
   3,750,000   Diamond Cable Communications PLC, Sr. Disc. Note, 0/13.25%,
               9/30/2004                                                           3,618,750
   8,425,000(a)Diva Systems Corp., Unit, 0/12.625%, 3/1/2008                       2,906,625
  13,025,000   EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/
               13.125%, 3/15/2004                                                 11,787,625
   2,600,000   Echostar DBS Corp., Company Guarantee, 12.50%, 7/1/2002             2,756,000
  10,850,000   International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/
               10.875%, 10/15/2003                                                10,904,250
  14,525,000   International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%,
               2/1/2006                                                           11,837,875
   9,200,000   International Cabletel, Inc., Sr. Disc. Note, 0/12.75%, 4/
               15/2005                                                             8,188,000
   5,300,000   Lenfest Communications Inc., Sr. Note, 8.375%, 11/1/2005            5,578,250

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               CABLE TELEVISION--CONTINUED
$  2,150,000   Lenfest Communications Inc., Sr. Sub. Note, 10.50%, 6/15/
               2006                                                          $     2,445,625
   5,600,000   Lenfest Communications Inc., Sr. Sub. Note, 8.25%, 2/15/2008        5,712,000
  24,700,000(a)NTL, Inc., Sr. Defd. Cpn. Note, 0/9.75%, 4/1/2008                  15,067,000
   4,000,000   Pegasus Communications Corp., Sr. Note, 9.625%, 10/15/2005          3,880,000
   4,500,000   Pegasus Media, Note, 12.50%, 7/1/2005                               4,927,500
   4,225,000   Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note,
               10.00%, 12/1/2007                                                   4,668,625
   7,225,000   Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note,
               10.00%, 3/15/2005                                                   7,983,625
   6,500,000   Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/
               2015                                                                7,393,750
  34,225,000   TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                  28,406,750
  14,150,000   UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006          5,943,000
  15,650,000   United International Holdings, Inc., Sr. Secd. Disc. Note,
               0/10.75%, 2/15/2008                                                 7,512,000
               Total                                                             204,277,288
               CHEMICALS & PLASTICS--2.3%
   1,350,000   Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%, 12/15/2005           1,336,500
   6,025,000   Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008            6,085,250
   2,500,000   Foamex L.P., Sr. Sub. Note, 13.50%, 8/15/2005                       2,962,500
   5,600,000   ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                      5,838,000
   3,270,000   ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                       3,449,850
   4,950,000   Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008                 4,702,500
  15,750,000   Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007                15,120,000
   9,625,000   Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%,
               8/15/2008                                                           4,379,375
               Total                                                              43,873,975
               CLOTHING & TEXTILES--1.6%
   4,175,000   Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note,
               10.00%, 1/15/2007                                                   4,195,875
   6,025,000   Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                     5,211,625
   4,100,000   GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                         3,813,000

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               CLOTHING & TEXTILES--CONTINUED
$  7,075,000   Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007               $     6,924,656
   6,750,000   Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                  6,969,375
   4,800,000   Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007                   4,560,000
               Total                                                              31,674,531
               CONGLOMERATES--0.4%
   9,125,000   Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%,
               3/1/2008                                                            8,349,375
               CONSUMER PRODUCTS--4.7%
  13,500,000(a)Albecca, Inc., Sr. Sub. Note, 10.75%, 8/15/2008                    12,993,750
   4,300,000   American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005               4,149,500
   3,975,000   Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007            3,517,875
   7,500,000   Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008                      7,312,500
   1,400,000(a)Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%,
               4/15/2008                                                           1,309,000
   2,375,000(a)Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009          1,080,625
   4,050,000   Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/
               2002                                                                4,272,750
   6,900,000   ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006              103,500
   1,000,000   NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007                          972,500
  10,175,000   Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/
               2003                                                               10,353,062
   1,475,000   Playtex Products, Inc., Sr. Note, 8.875%, 7/15/2004                 1,504,500
   3,500,000   Revlon Consumer Products Corp., Sr. Note, 8.125%, 2/1/2006          3,456,250
  24,625,000   Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/
               2008                                                               24,132,500
   5,050,000   Sealy Mattress Co., Company Guarantee, 12/15/2007                   3,194,125
   2,400,000   Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007               2,376,000
   5,250,000   Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                       5,565,000
   4,950,000(a)The Boyds Collection, Ltd., Sr. Sub. Note, 9.00%, 5/15/2008         4,727,250
               Total                                                              91,020,687
               CONTAINER & GLASS PRODUCTS--0.9%
   2,150,000(a)Ball Corp., Sr. Sub. Note, 8.25%, 8/1/2008                          2,225,250
   4,350,000   Plastic Containers, Inc., Sr. Secd. Note, 10.00%, 12/15/2006        4,524,000
  11,075,000   Tekni-Plex, Inc., Sr. Sub. Note, 9.25%, 3/1/2008                   10,770,437
               Total                                                              17,519,687

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               ECOLOGICAL SERVICES & EQUIPMENT--1.3%
$ 17,325,000   Allied Waste Industries, Inc., Sr. Disc. Note, 0/11.30%, 6/
               1/2007                                                        $    12,907,125
  10,800,000   Allied Waste North America, Inc., Company Guarantee, 10.25%,
               12/1/2006                                                          11,826,000
               Total                                                              24,733,125
               ELECTRONICS--1.0%
   3,075,000(a)PX Escrow Corp., Sr. Sub. Disc. Note, 0/9.625%, 2/1/2006            1,768,125
  12,650,000(a)Telecommunications Techniques Co., LLC, Sr. Sub. Note,
               9.75%, 5/15/2008                                                   11,448,250
   1,325,000   Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                    1,166,000
   5,425,000   Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                    4,774,000
               Total                                                              19,156,375
               FARMING & AGRICULTURE--0.2%
   3,825,000   Purina Mills, Inc., Sr. Sub. Note, 9.00%, 3/15/2010                 3,767,625
               FINANCIAL INTERMEDIARIES--0.3%
   6,000,000   ContiFinancial Corp., Sr. Note, 8.125%, 4/1/2008                    5,213,160
               FOOD & DRUG RETAILERS--1.5%
   5,775,000   Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005         6,670,125
   4,750,000   Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004          4,465,000
   4,700,000   DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007                        4,394,500
   9,525,000   Jitney-Jungle Stores of America, Inc., Sr. Sub. Note,
               10.375%, 9/15/2007                                                  9,572,625
     150,000   Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008                158,304
   3,200,000   Stater Brothers Holdings, Inc., Sr. Sub. Note, 9.00%, 7/1/
               2004                                                                3,056,000
               Total                                                              28,316,554
               FOOD PRODUCTS--1.3%
   3,250,000   Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007                3,493,750
   5,350,000   Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007                5,751,250
     700,000   Aurora Foods, Inc., Sr. Sub. Note, Series E, 8.75%, 7/1/2008          724,500
   3,500,000   Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008           3,167,500
  10,950,000   International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/
               1/2006                                                             11,607,000
               Total                                                              24,744,000

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               FOOD SERVICES--0.9%
$ 16,975,000   AmeriServe Food Distribution, Inc., Sr. Sub. Note, 10.125%,
               7/15/2007                                                     $    15,192,625
   4,965,000   Nebco Evans Holding Co., Sr. Disc. Note, 0/12.375%, 7/15/
               2007                                                                2,507,325
               Total                                                              17,699,950
               FOREST PRODUCTS--1.6%
   4,250,000   Container Corp. of America, Sr. Note, 11.25%, 5/1/2004              4,377,500
   7,200,000   Four M Corp., Sr. Note, 12.00%, 6/1/2006                            6,660,000
   5,850,000   S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                 6,405,750
   8,950,000   Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                  8,905,250
   2,675,000   Stone Container Corp., Sr. Note, 12.58%, 8/1/2016                   2,661,625
   1,000,000   Stone Container Corp., Unit, 12.25%, 4/1/2002                         965,000
               Total                                                              29,975,125
               HEALTHCARE--3.7%
   4,000,000   Alliance Imaging, Inc., Sr. Sub. Note, 9.625%, 12/15/2005           3,700,000
   5,825,000   CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008                       5,388,125
   9,350,000   Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006         10,098,000
   5,675,000(a)Everest Healthcare Services Corp., Sr. Sub. Note, 9.75%, 5/
               1/2008                                                              5,533,125
   3,100,000   Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/
               2006                                                                3,022,500
   3,250,000   Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/
               2005                                                                3,250,000
   3,275,000   Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/
               2008                                                                2,374,375
   2,000,000(a)Tenet Healthcare Corp., Sr. Note, 7.625%, 6/1/2008                  1,990,300
  11,250,000   Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                 11,596,725
  13,300,000   Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007           13,865,250
  10,050,000(a)Tenet Healthcare Corp., Sr. Sub., 8.125%, 12/1/2008                10,225,875
               Total                                                              71,044,275
               HOME PRODUCTS & FURNISHINGS--0.4%
   8,550,000   Falcon Building Products, Inc., Sr. Sub. Disc. Note, 0/
               10.50%, 6/15/2007                                                   4,745,250
   2,000,000   Falcon Building Products, Inc., Sr. Sub. Note, 9.50%, 6/15/
               2007                                                                1,690,000
   2,025,000   Werner Holdings Enterprises, Inc., Sr. Sub. Note, 10.00%,
               11/15/2007                                                          1,933,875
               Total                                                               8,369,125

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               HOTELS, MOTELS, INNS & CASINOS--1.2%
$  4,550,000   Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008       $     4,777,500
  17,625,000   HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008         17,492,812
               Total                                                              22,270,312
               INDUSTRIAL PRODUCTS & EQUIPMENT--4.6%
   5,975,000   Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007                    5,885,375
   4,600,000   Anchor Lamina, Inc., Sr. Sub. Note, 9.875%, 2/1/2008                3,749,000
   6,650,000   Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%,
               7/15/2005                                                           7,198,625
   6,895,000   Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007          6,239,975
   6,850,000   Euramax International Plc, Sr. Sub. Note, 11.25%, 10/1/2006         6,815,750
   5,000,000   Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%,
               7/1/2001                                                            5,100,000
   1,800,000(a)Grove Holdings, LLC, Sr. Disc. Deb., 0/11.625%, 5/1/2009              783,000
   1,600,000(a)Grove Worldwide, LLC, Sr. Sub. Note, 9.25%, 5/1/2008                1,400,000
   1,335,000   Hawk Corp., Sr. Note, 10.25%, 12/1/2003                             1,381,725
   2,900,000   International Utility Structures, Inc., Sr. Sub. Note,
               10.75%, 2/1/2008                                                    2,566,500
   6,325,000(a)JTM Industries, Inc., Sr. Sub. Note, 10.00%, 4/15/2008              6,419,875
   4,125,000   Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%,
               8/15/2005                                                           4,310,625
   4,000,000   Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%,
               8/15/2005                                                           4,180,000
   6,850,000   MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                7,535,000
   5,650,000   Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                      5,791,250
   5,000,000   Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003               5,000,000
  12,075,000   WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008          11,773,125
   6,750,000   WESCO International, Inc., Sr. Disc. Note, 0/11.125%, 6/1/
               2008                                                                3,678,750
               Total                                                              89,808,575
               LEISURE & ENTERTAINMENT--4.9%
  10,502,000   AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006           6,458,730
   2,450,000   AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                  2,168,250
   4,700,000(a)Loews Cineplex Entertainment, Inc., Sr. Sub. Note, 8.875%,
               8/1/2008                                                            4,664,750
  11,325,000   Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008             7,134,750

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               LEISURE & ENTERTAINMENT--CONTINUED
$  4,000,000   Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003              $     4,340,000
   2,650,000   Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006                      2,643,375
     500,000   Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007                       535,000
  12,000,000(a)Regal Cinemas, Inc., Sr. Sub. Note, 9.50%, 6/1/2008                12,180,000
  17,450,000   Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%,
               6/15/2005                                                          18,933,250
  34,925,000   Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                           35,841,781
               Total                                                              94,899,886
               MACHINERY & EQUIPMENT--1.5%
   7,025,000   Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003              7,130,375
   8,375,000   Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006         8,500,625
   5,150,000   Columbus McKinnion Corp., Sr. Sub. Note, 8.50%, 4/1/2008            4,866,750
   6,300,000(a)National Equipment Services, Inc., Sr. Sub. Note, 10.00%,
               11/30/2004                                                          5,827,500
   2,994,000   Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                      3,428,130
               Total                                                              29,753,380
               METALS & MINING--0.4%
   6,900,000(a)AEI Holding Co., Inc., Sr. Note, 10.00%, 11/15/2007                 6,486,000
   2,000,000   Anker Coal Group, Inc., Sr. Note, 9.75%, 10/1/2007                  1,210,000
   1,875,000   Royal Oak Mines, Inc., Sr. Sub. Note, 12.75%, 8/15/2006               796,875
               Total                                                               8,492,875
               OIL & GAS--3.3%
   5,925,000   Chiles Offshore, LLC, Sr. Note, 10.00%, 5/1/2008                    4,888,125
  10,250,000(a)Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008        8,507,500
   3,275,000   DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                     2,529,937
  12,225,000   Dailey Petroleum Services Corp., Company Guarantee, 9.50%,
               2/15/2008                                                           7,396,125
  12,225,000   Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 8.50%,
               2/15/2007                                                           8,802,000
   4,700,000   Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%, 11/
               1/2006                                                              3,478,000
   6,575,000   KCS Energy, Inc., Sr. Sub. Note, 8.875%, 1/15/2008                  5,358,625
   2,875,000   Nuevo Energy Co., Sr. Sub. Note, 8.875%, 6/1/2008                   2,896,563
   6,150,000   Ocean Energy, Inc., Sr. Sub. Note, 10.375%, 10/15/2005              6,519,000

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               OIL & GAS--CONTINUED
$  2,575,000   Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004           $     2,278,875
   3,700,000   Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007          3,496,500
   1,550,000   The Houston Exploration Co., Sr. Sub. Note, 8.625%, 1/1/2008        1,511,250
   3,025,000(a)Universal Compression Holdings, Inc., Sr. Disc. Note, 0/
               11.375%, 2/15/2009                                                  1,663,750
   9,100,000(a)Universal Compression Holdings, Inc., Sr. Disc. Note, 0/
               9.875%, 2/15/2008                                                   5,323,500
               Total                                                              64,649,750
               PRINTING & PUBLISHING--2.1%
  11,850,000   Affiliated Newspaper Investments, Inc., Sr. Disc. Note, 0/
               13.25%, 7/1/2006                                                   11,672,250
   3,750,000   Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/
               2004                                                                4,068,750
   5,225,000   Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%, 10/1/
               2009                                                                5,094,375
   5,050,000   Hollinger International Publishing, Inc., Sr. Sub. Note,
               9.25%, 2/1/2006                                                     5,201,500
   3,675,000   Hollinger International Publishing, Inc., Sr. Sub. Note,
               9.25%, 3/15/2007                                                    3,803,625
     750,000   K-III Communications Corp., Company Guarantee, Series B,
               8.50%, 2/1/2006                                                       753,750
   4,800,000   Primedia, Inc., Sr. Note, 7.625%, 4/1/2008                          4,632,000
   5,275,000   Ziff-Davis, Inc., Sr. Sub. Note, 8.50%, 5/1/2008                    5,195,875
               Total                                                              40,422,125
               REAL ESTATE--0.3%
   4,814,000   Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                  5,355,575
               RETAILERS--0.2%
   3,750,000   Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004               3,768,750
               SERVICES--0.7%
   9,208,000   Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                        9,783,500
   4,475,000   SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                        3,960,375
               Total                                                              13,743,875

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               STEEL--0.5%
$  1,125,000   AK Steel Corp., Sr. Note, 9.125%, 12/15/2006                  $     1,136,250
   7,400,000   GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/
               2004                                                                6,475,000
   1,000,000   Metals USA, Inc., Sr. Sub. Note, 8.625%, 2/15/2008                    870,000
   1,000,000   Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                     1,154,030
               Total                                                               9,635,280
               SURFACE TRANSPORTATION--2.6%
   3,450,000   Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                  3,415,500
   6,975,000   AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/
               2005                                                                1,429,875
   7,750,000   Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004               8,098,750
   9,250,000   Statia Terminals International N.V., 1st Mtg. Note, 11.75%,
               11/15/2003                                                          9,296,250
  12,700,000   Stena AB, Sr. Note, 10.50%, 12/15/2005                             13,144,500
   6,000,000   Stena AB, Sr. Note, 8.75%, 6/15/2007                                5,640,000
   6,000,000   Stena Line AB, Sr. Note, 10.625%, 6/1/2008                          5,430,000
   4,400,000(a)The Holt Group, Inc., Sr. Note, 9.75%, 1/15/2006                    3,102,000
               Total                                                              49,556,875
               TELECOMMUNICATIONS & CELLULAR--19.8%
  11,425,000(a)American Cellular Corp., Sr. Note, 10.50%, 5/15/2008               11,139,375
   2,200,000(a)Arch Communications, Inc., Sr. Note, 12.75%, 7/1/2007               2,178,000
  14,325,000   Call-Net Enterprises, Inc., Sr. Disc. Note, 0/8.94%, 8/15/
               2008                                                                8,380,125
  11,875,000   Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/
               2007                                                                7,689,063
   8,450,000   Comcast Cellular Holdings, Inc., Sr. Note, 9.50%, 5/1/2007          8,957,000
   4,975,000   E.Spire Communications, Inc., Sr. Disc. Note, 0/12.75%, 4/1/
               2006                                                                3,756,125
   4,100,000   E.Spire Communications, Inc., Sr. Disc. Note, 0/13.00%, 11/
               1/2005                                                              3,259,500
   3,200,000   E.Spire Communications, Inc., Sr. Note, 13.75%, 7/15/2007           3,440,000
   3,550,000   Esprit Telecom Group PLC, Sr. Note, 11.50%, 12/15/2007              3,328,125
  12,050,000   Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007            12,833,250
   4,200,000   HighwayMaster Communications, Inc., Sr. Note, 13.75%, 9/15/
               2005                                                                1,323,000
   4,800,000   ICG Holdings, Inc., Sr. Disc. Note, 0/11.625%, 3/15/2007            2,918,304
   6,075,000   ICG Holdings, Inc., Sr. Disc. Note, 0/12.50%, 5/1/2006              4,265,561

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               TELECOMMUNICATIONS & CELLULAR--CONTINUED
$  5,475,000   ICG Services, Inc., Sr. Disc. Note, 0/9.875%, 5/1/2008        $     2,696,438
   6,125,000   IXC Communications, Inc., Sr. Sub. Note, 9.00%, 4/15/2008           6,117,344
   6,175,000   Intermedia Communications, Inc., Sr. Disc. Note, 0/11.25%,
               7/15/2007                                                           4,492,313
  18,300,000   Intermedia Communications, Inc., Sr. Disc. Note, 0/12.50%,
               5/15/2006                                                          15,189,000
   7,300,000   Intermedia Communications, Inc., Sr. Note, 8.60%, 6/1/2008          7,263,500
   4,500,000   Intermedia Communications, Inc., Sr. Note, 8.875%, 11/1/2007        4,545,000
  35,125,000   Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008           33,368,750
  13,325,000   McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007                    9,727,250
   3,000,000   McLeod, Inc., Sr. Note, 8.375%, 3/15/2008                           2,970,000
   4,725,000   McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                            4,866,750
   6,975,000   MetroNet Communications Corp., Sr. Disc. Note, 0/10.75%,
               11/1/2007                                                           4,272,188
   6,650,000   MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007          7,115,500
  19,500,000   MetroNet Escrow Corp., Sr. Disc. Note, 0/9.95%, 6/15/2008          10,968,750
  15,250,000   Millicom International Cellular S. A., Sr. Disc. Note, 0/
               13.50%, 6/1/2006                                                    9,683,750
  10,225,000   NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%, 9/15/
               2007                                                                6,544,000
  32,250,000   NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.95%, 2/15/
               2008                                                               19,511,250
   3,225,000   NEXTLINK Communications, Inc., Sr. Disc. Note, 0/9.45%,
               4/15/2008                                                           1,862,438
   8,650,000   NEXTLINK Communications, Inc., Sr. Note, 9.00%, 3/15/2008           8,195,875
   3,500,000   NEXTLINK Communications, Inc., Sr. Note, 9.625%, 10/1/2007          3,421,250
   6,750,000   Nextel International, Inc., Sr. Disc. Note, 0/12.125%, 4/15/
               2008                                                                3,138,750
   8,000,000   Orange PLC, Sr. Note, 8.00%, 8/1/2008                               7,840,000
  11,450,000   Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008            11,421,375
   5,225,000   Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007              5,251,125
   8,400,000(a)Pathnet, Inc., Unit, 12.25%, 4/15/2008                              7,308,000
   7,475,000   PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005                           7,549,750

FEDERATED HIGH INCOME BOND FUND, INC.

PRINCIPAL
 AMOUNT
 OR UNITS                                                                           VALUE
CORPORATE BONDS--CONTINUED
               TELECOMMUNICATIONS & CELLULAR--CONTINUED
$  7,525,000   Qwest Communications International, Inc., Sr. Disc. Note, 0/
               8.29%, 2/1/2008                                               $     5,606,125
   8,600,000   Qwest Communications International, Inc., Sr. Disc. Note, 0/
               9.47%, 10/15/2007                                                   6,686,500
  10,600,000   Qwest Communications International, Inc., Sr. Note, 10.875%,
               4/1/2007                                                           12,243,000
   8,650,000   Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007         8,390,500
   7,750,000   Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                  8,718,750
   7,625,000   Telesystem International Wireless, Inc., Sr. Disc. Note, 0/
               10.50%, 11/1/2007                                                   3,583,750
  13,050,000   Telesystem International Wireless, Inc., Sr. Disc. Note, 0/
               13.25%, 6/30/2007                                                   7,112,250
   7,000,000   Teligent, Inc., Sr. Disc. Note, 0/11.50%, 3/1/2008                  2,695,000
   9,800,000   Teligent, Inc., Sr. Note, 11.50%, 12/1/2007                         7,595,000
  18,450,000(a)Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008                8,394,750
   5,050,000(a)US Xchange, LLC, Sr. Note, 15.00%, 7/1/2008                         5,012,125
   7,750,000   USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004          7,013,750
  12,975,000   Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006           13,169,625
   3,000,000   Viatel, Inc., Sr. Disc. Note, 0/12.50%, 4/15/2008                   1,485,000
   7,775,000   Viatel, Inc., Sr. Disc. Note, 11.25%, 4/15/2008                     6,958,625
               Total                                                             383,452,524
               UTILITIES--1.0%
   1,800,000   CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006                     1,953,000
   4,350,000   California Energy Co., Inc., Sr. Note, 10.25%, 1/15/2004            4,627,313
   7,975,000   El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                9,202,911
   4,000,000   Niagara Mohawk Power Corp., Sr. Disc. Note, Series H, 0/
               8.50%, 7/1/2010                                                     2,979,480
               Total                                                              18,762,704
               TOTAL CORPORATE BONDS (IDENTIFIED COST $1,832,613,014)        $ 1,754,158,190

FEDERATED HIGH INCOME BOND FUND, INC.

 SHARES                                                                           VALUE
COMMON STOCKS--0.1%
       7,500(b)Affiliated Newspaper Investments, Inc.                        $       450,000
      77,506(b)Alarmguard Holdings, Inc.                                             561,918
       3,184   Australis Holdings Property Ltd., Warrants                                  0
       2,400(a)(b)Bar Technologies, Inc., Warrants                                   132,000
       8,050(b)Cellular Communications International, Inc., Warrants                 386,400
         136(a)(b)CS Wireless Systems, Inc., Warrants                                      0
       4,850(a)Electronic Retailing Systems International, Inc., Warrants             48,500
       4,200   HighwayMaster Communications, Inc., Warrants                              210
       4,750(b)Hosiery Corp. of America, Inc.                                         34,437
      25,200(b)ICF Kaiser International, Inc., Warrants                                  756
       3,750(a)(b)IHF Capital, Inc., Warrants                                          1,875
         353(a)(b)MAFCO Acquisition, Warrants                                              0
       6,650(a)MetroNet Communications Corp., Warrants                               172,900
       1,750(b)Motels of America, Inc.                                                14,438
       4,500(b)NEXTEL Communications, Inc., Warrants                                     135
       8,400   Pathnet, Inc., Warrants                                               126,000
       9,025(b)Pegasus Communications Corp.                                          143,836
       5,775   Pegasus Communications Corp., Warrants                                190,575
     237,897(b)Royal Oak Mines, Inc.                                                 163,554
     315,000(a)(b)Specialty Foods Acquisition Corp.                                    6,300
       6,325(b)Sterling Chemicals Holdings, Inc., Warrants                           132,825
          46(a)(b) Sullivan Holdings, Inc., Warrants                                       0
      14,150   UIH Australia/Pacific, Warrants                                        42,450
      14,400(b)Wireless One, Inc., Warrants                                                0
               TOTAL COMMON STOCKS (IDENTIFIED COST $8,099,888)                    2,609,109
PREFERRED STOCKS--4.5%
               BANKING--0.2%
     120,000   California Federal Preferred Capital Corp., REIT Perpetual
               Pfd. Stock, Series A, $2.28                                         3,067,500
               BROADCAST RADIO & TV--1.4%
       5,350   Benedek Communications Corp., Sr. Exchangeable PIK                  4,574,250

FEDERATED HIGH INCOME BOND FUND, INC.

 SHARES                                                                           VALUE
  PREFERRED STOCKS--CONTINUED
               BROADCAST RADIO & TV--CONTINUED
      42,602   Capstar Broadcasting Partners, Inc., Sr. Pfd., $12.00         $     4,867,279
       4,825   Cumulus Media, Inc., Cumulative Sr. Red. Pfd. Stk., Series
               A, $3.44                                                            4,969,750
      13,535   SFX Broadcasting, Inc., Exchangeable Pfd. Stock, Series E           1,617,425
     114,150   Sinclair Broadcast Group, Inc., Pfd., $11.63                       12,042,825
               Total                                                              28,071,529
               CABLE TELEVISION--0.6%
       2,449   Echostar Communications Corp., Sr. Red. Pfd. Stk., Series B,
               $12.13                                                              2,338,776
       8,696   Pegasus Communications Corp., PIK Pfd., Series A, 12.75%            9,544,205
               Total                                                              11,882,981
               FOOD SERVICES--0.2%
      47,599   Nebco Evans Holding Co., Exchangeable Pfd. Stock                    3,117,738
               HEALTHCARE--0.1%
      17,200   River Holding Corp., Sr. Exchangeable PIK                           1,126,600
               INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
       3,575   Fairfield Manufacturing Co., Inc., Exchangeable Pfd. Stock          3,449,875
          31(a)International Utility Structures, Inc., Unit                            3,281
         475(a)International Utility Structures, Inc., Unit, $13.00                  439,375
               Total                                                               3,892,531
               PRINTING & PUBLISHING--0.9%
     118,225   Primedia, Inc., Exchangeable Pfd. Stock, Series H, $2.16           10,876,700
      72,500   Primedia, Inc., Pfd., Series F, $9.20                               7,213,750
               Total                                                              18,090,450
               TELECOMMUNICATIONS & CELLULAR--0.5%
       2,258   IXC Communications, Inc., Jr. Exchangeable Pfd. Stock,
               Series B                                                            2,415,424
       3,357   NEXTEL Communications, Inc., Exchangeable Pfd. Stock,
               Series E                                                            3,071,655
       3,713   NEXTEL Communications, Inc., Pfd., Series D                         3,842,820
       5,365   Viatel, Inc., Conv. PIK Pfd., Series A, 10.00%                        324,584
               Total                                                               9,654,483
               UTILITIES--0.4%
     153,000   Texas Utilities Co., Cumulative PRIDES, $4.63                       8,606,250
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $88,076,965)               87,510,062

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
  AMOUNT                                                                           VALUE
(C)REPURCHASE AGREEMENTS--2.6%
$ 50,065,000   Credit Suisse First Boston, Inc., 5.50%, dated 9/30/1998,
               due 10/1/1998 (at amortized cost)                             $    50,065,000
               TOTAL INVESTMENTS (IDENTIFIED COST $1,978,854,867)(D)         $ 1,894,342,361

 (a) Denotes a restricted security. At September 30, 1998, these securities amounted to $195,386,709 which represents 10% of total net assets.

 (b) Non-income producing security.

 (c) The repurchase agreement is fully collateralized by U.S. government and/ or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (d) The cost of investments for federal tax purposes amounts to $1,978,854,867. The net unrealized depreciation of investments on a federal tax basis amounts to $84,512,506 which is comprised of $39,947,061 appreciation and $124,459,567 depreciation at September 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($1,932,023,240) at September 30, 1998.

The following acronyms are used throughout this portfolio: GTD --Guaranty LLC --Limited Liability Corporation LP --Limited Partnership PIK --Payment in Kind PLC --Public Limited Company PRIDES--Preferred Redeemable Increased Dividend Equity Securities REIT --Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and tax cost
$1,978,854,867)                                                                     $1,894,342,361
Cash                                                                                        25,135
Income receivable                                                                       40,347,102
Receivable for investments sold                                                          1,575,847
Receivable for shares sold                                                               6,472,355
Prepaid expenses                                                                            89,659
Total assets                                                                         1,942,852,459
LIABILITIES:
Payable for investments purchased                                      $8,833,243
Payable for shares redeemed                                               936,797
Income distribution payable                                                 2,406
Payable for taxes withheld                                                     81
Accrued expenses                                                        1,056,692
Total liabilities                                                                       10,829,219
NET ASSETS for 174,173,255 shares outstanding                                       $1,932,023,240
NET ASSETS CONSIST OF:
Paid in capital                                                                     $2,025,937,279
Net unrealized depreciation of investments                                             (84,512,506)
Accumulated net realized loss on investments                                           (11,676,064)
Undistributed net investment income                                                      2,274,531
Total net assets                                                                    $1,932,023,240
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
CLASS A SHARES:
Net Asset Value Per Share ($716,203,754 / 64,548,363 shares
outstanding)                                                                                $11.10
Offering Price Per Share (100/95.50 of $11.10)*                                             $11.62
Redemption Proceeds Per Share                                                               $11.10
CLASS B SHARES:
Net Asset Value Per Share ($1,026,275,711 / 92,537,863 shares
outstanding)                                                                                $11.09
Offering Price Per Share                                                                    $11.09
Redemption Proceeds Per Share (94.50/100 of $11.09)**                                       $10.48
CLASS C SHARES:
Net Asset Value Per Share ($189,543,775 / 17,087,029 shares
outstanding)                                                                                $11.09
Offering Price Per Share                                                                    $11.09
Redemption Proceeds Per Share (99.00/100 of $11.09)**                                       $10.98

 *  See "Investing in The Fund" in the Prospectus.
 ** See "Contingent Deferred Sales Charge" in the Prospectus.
(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                              $   4,766,401
Interest (net of foreign taxes withheld of $81)                           91,175,217
Total income                                                              95,941,618
EXPENSES:
Investment advisory fee $ 7,382,843 Administrative personnel and services fee
742,222 Custodian fees 56,470 Transfer and dividend disbursing agent fees and expenses 618,137 Directors'/Trustees' fees 5,906 Auditing fees 9,947 Legal fees
6,891 Portfolio accounting fees 106,881 Distribution services fee--Class B
Shares 3,843,585 Distribution services fee--Class C Shares 735,088 Shareholder services fee--Class A Shares 934,723 Shareholder services fee--Class B Shares
1,281,195 Shareholder services fee--Class C Shares 245,029 Share registration costs 49,821 Printing and postage 92,012 Insurance premiums 5,906 Taxes 91,260
Miscellaneous 9,741 Total expenses 16,217,657 Net investment income 79,723,961
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain on investments 6,866,901 Net change in unrealized appreciation(depreciation) of investments (178,283,154) Net realized and unrealized loss on investments
(171,416,253) Change in net assets resulting from operations $ (91,692,292)
         (See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                   SIX MONTHS
                                      ENDED
                                                                SEPTEMBER 30,     YEAR ENDED
                                                                   1998            MARCH 31,
                                                                (UNAUDITED)          1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                         $   79,723,961    $   125,828,694
Net realized gain on investments ($6,866,901 and $7,052,046,
respectively, as computed for federal tax purposes)                6,866,901          3,952,748
Net change in unrealized appreciation (depreciation)            (178,283,154)        95,882,031
Change in net assets resulting from operations                   (91,692,292)       225,663,473
NET EQUALIZATION CREDITS (DEBITS)--                                        0            541,802
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Class A Shares                                                   (31,525,929)       (57,323,230)
Class B Shares                                                   (39,368,294)       (57,006,059)
Class C Shares                                                    (7,516,908)       (11,174,312)
Change in net assets resulting from distributions to
shareholders                                                     (78,411,131)      (125,503,601)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                     411,044,318        806,888,506
Net asset value of shares issued to shareholders in payment
of distributions declared                                         40,257,102         63,870,285
Cost of shares redeemed                                         (268,073,044)      (270,557,852)
Change in net assets resulting from share transactions           183,228,376        600,200,939
Change in net assets                                              13,124,953        700,902,613
NET ASSETS:
Beginning of period                                            1,918,898,287      1,217,995,674
End of period (including undistributed net investment income
of $2,274,531 and $961,701, respectively)                     $1,932,023,240    $ 1,918,898,287

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                          ENDED
                                                        SEPTEMBER 30,
                                                            1998               YEAR ENDED MARCH 31,
                                                        (UNAUDITED)     1998      1997      1996      1995      1994
NET ASSET VALUE,
 BEGINNING OF PERIOD                                      $12.10       $11.31    $11.08    $10.54    $10.99    $11.19
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.51         1.00      1.04      1.00      1.01      1.05
Net realized and unrealized gain (loss) on investments     (1.01)        0.79      0.22      0.55     (0.43)    (0.19)
Total from investment operations                           (0.50)        1.79      1.26      1.55      0.58      0.86
LESS DISTRIBUTIONS
Distributions from net investment income                   (0.50)       (1.00)    (1.03)    (1.00)    (1.03)    (1.06)
Distributions in excess of net investment income(a)           --           --        --     (0.01)       --        --
Total distributions                                        (0.50)       (1.00)    (1.03)    (1.01)    (1.03)    (1.06)
NET ASSET VALUE, END OF PERIOD                            $11.10       $12.10    $11.31    $11.08    $10.54    $10.99
TOTAL RETURN(B)                                            (4.30%)      16.48%    11.88%    15.24%     5.74%     7.82%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                    1.18%*       1.21%     1.21%     1.22%     1.21%     1.18%
Net investment income                                       8.56%*       8.46%     9.19%     9.07%     9.64%     9.27%
Expense waiver/reimbursement(c)                               --         0.01%     0.03%     0.06%     0.05%     0.05%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $716,204     $748,294  $599,736  $530,203  $448,040  $439,149
Portfolio turnover                                            35%          58%       55%       53%       52%       76%

 * Computed on an annualized basis.

 (a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                            ENDED
                                                          SEPTEMBER 30,
                                                              1998                YEAR ENDED MARCH 31,
                                                          (UNAUDITED)      1998       1997     1996      1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                         $12.09        $11.31    $11.08    $10.54    $10.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.45          0.91      0.96      0.95      0.51
Net realized and unrealized gain (loss) on investments        (1.00)         0.78      0.21      0.51     (0.07)
Total from investment operations                              (0.55)         1.69      1.17      1.46      0.44
LESS DISTRIBUTIONS
Distributions from net
  investment income                                           (0.45)        (0.91)    (0.94)    (0.91)    (0.47)
Distributions in excess of net investment income(b)              --            --        --     (0.01)       --
Total distributions                                           (0.45)        (0.91)    (0.94)    (0.92)    (0.47)
NET ASSET VALUE, END OF PERIOD                               $11.09        $12.09    $11.31    $11.08    $10.54
TOTAL RETURN(C)                                               (4.67%)       15.52%    10.99%    14.31%     4.47%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                       1.93%*        1.97%     1.99%     2.03%     2.02%*
Net investment income                                          7.82%*        7.76%     8.39%     8.29%     9.47%*
Expense waiver/reimbursement(d)                                  --            --        --      0.01%     0.05%*
SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                                           $1,026,276     $980,125  $513,169  $238,055   $33,295
Portfolio turnover                                                35%          58%       55%       53%       52%

 * Computed on an annualized basis.

 (a) Reflects operations for the period from September 27, 1994 (date of initial public investment) to March 31, 1995.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS
                                                              ENDED
                                                            SEPTEMBER 30,
                                                               1998                 YEAR ENDED MARCH 31,
                                                           (UNAUDITED)      1998     1997      1996     1995      1994(A)(B)
NET ASSET VALUE,
 BEGINNING OF PERIOD                                          $12.09        $11.31     $11.08    $10.54    $10.99    $11.18
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           0.46          0.91       0.95      0.92      0.94      0.92
Net realized and unrealized gain (loss) on investments         (1.01)         0.78       0.22      0.54     (0.44)    (0.23)
Total from investment operations                               (0.55)         1.69       1.17      1.46      0.50      0.69
LESS DISTRIBUTIONS
Distributions from net investment income                       (0.45)        (0.91)     (0.94)    (0.91)    (0.95)    (0.88)
Distributions in excess of net investment income(c)               --            --         --     (0.01)       --        --
 Total distributions                                           (0.45)        (0.91)     (0.94)    (0.92)    (0.95)    (0.88)
NET ASSET VALUE, END OF PERIOD                                $11.09        $12.09     $11.31    $11.08    $10.54    $10.99
TOTAL RETURN(D)                                                (4.67%)       15.51%     11.00%    14.35%     4.91%     6.23%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                        1.93%*        1.97%      1.99%     2.00%     1.98%     1.99%*
Net investment income                                           7.81%*        7.74%      8.38%     8.30%     8.90%     8.54%*
Expense waiver/reimbursement(e)                                   --            --         --      0.03%     0.05%     0.05%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                     $189,544      $190,480   $105,095   $57,422   $32,376   $24,360
Portfolio turnover                                                35%           58%        55%       53%       52%       76%

 *  Computed on an annualized basis.

 (a) Reflects operations for the period from April 30, 1993 (date of initial public investment) to March 31, 1994.

 (b) As of July 29, 1994, Select Shares were no longer offered and were reclassified as Class C Shares. For the year ended March 31, 1994, Select Shares net assets (000) omitted) were $838.

 (c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (UNAUDITED)

ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS--Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At March 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $14,461,005, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2000.

EQUALIZATION--Effective April 1, 1998, the Fund discontinued its use of equalization. Equalization is an accounting practice whereby a portion of the proceeds of sales and costs of redemptions of Fund shares is credited or charged to undistributed net investment income on a per share basis, as determined on the date of the transaction. This change in accounting policy does not effect the Fund's net assets, net asset value per share, or net investment income.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when- issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at September 30, 1998 is as follows:
SECURITY                               ACQUISITION DATE    ACQUISITION COST
Ameri Truck Distribution Corp.,
Sr. Sub. Note                         11/10/95 - 10/22/97     $7,036,028

USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements.
Actual results could differ from those estimated.

OTHER--Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1998, par value shares ($0.01 per share) authorized were as follows:
                     NUMBER OF
                     PAR VALUE
                   CAPITAL STOCK
CAPITAL STOCK        AUTHORIZED

Class A Shares      4,000,000,000
Class B Shares      2,000,000,000
Class C Shares      4,000,000,000
TOTAL              10,000,000,000

Transactions in capital stock were as follows:

                                  PERIOD ENDED
                                                              SEPTEMBER 30, 1998            YEAR ENDED
                                                                 (UNAUDITED)               MARCH 31, 1998
CLASS A SHARES                                               SHARES       AMOUNT         SHARES        AMOUNT
Shares sold                                                10,706,655  $ 125,893,191    17,322,252  $ 204,316,349
Shares issued to shareholders in payment of
distributions declared                                      1,446,037     16,991,409     2,605,774     30,621,664
Shares redeemed                                            (9,453,505)  (111,228,077)  (11,104,769)  (131,161,460)
Net change resulting from Class A Share transactions        2,699,187  $  31,656,523     8,823,257  $ 103,776,553
                                  PERIOD ENDED
                                                              SEPTEMBER 30, 1998            YEAR ENDED
                                                                 (UNAUDITED)               MARCH 31, 1998
CLASS B SHARES                                               SHARES         AMOUNT         SHARES      AMOUNT
Shares sold                                                 20,484,550  $ 240,532,566   42,537,839  $ 501,512,752
Shares issued to shareholders in payment of
distributions declared                                       1,593,952     18,708,877    2,239,670     26,393,364
Shares redeemed                                            (10,589,212)  (123,765,908)  (9,110,993)  (107,775,700)
Net change resulting from Class B Share transactions        11,489,290  $ 135,475,535   35,666,516  $ 420,130,416
                                  PERIOD ENDED
                                                              SEPTEMBER 30, 1998           YEAR ENDED
                                                                 (UNAUDITED)              MARCH 31, 1998
CLASS C SHARES                                               SHARES         AMOUNT       SHARES      AMOUNT
Shares sold                                                 3,793,844   $ 44,618,561    8,559,493   $101,059,405
Shares issued to shareholders in payment of
distributions declared                                        387,767      4,556,816      577,521      6,855,257
Shares redeemed                                            (2,843,402)   (33,079,059)  (2,683,277)   (31,620,692)
Net change resulting from
  Class C Share transactions                                1,338,209   $ 16,096,318    6,453,737   $ 76,293,970
Net change resulting from
  share transactions                                       15,526,686   $183,228,376   50,943,510   $600,200,939

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                      PERCENTAGE OF
                      AVERAGE DAILY
                       NET ASSETS
SHARE CLASS NAME         OF CLASS
Class B Shares           0.75%
Class C Shares           0.75%

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1998, were as follows:
PURCHASES          $792,074,963
SALES              $661,985,484

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr., Esq.
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts


OFFICERS

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com
[Graphic]
Cusip 314195108
Cusip 314195207
Cusip 314195306
8110103 (11/98)




                                    APPENDIX

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/77 to 9/30/98. The "y" axis is measured in increments of $40,000 ranging from $0 to $200,000 and indicates that the ending value of hypothetical initial investment of $21,000 (1,337 Shares) in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $166,428 (14,993 Shares) on 9/30/98.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from11/30/77 to 9/30/98. The "y" axis is measured in increments of $20,000 ranging from $0 to $100,000 and indicates that the ending value of hypothetical yearly investments of $1,000 over 20 years in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $81,430 (7,336 Shares) on 9/30/98.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 9/30/88 to 9/30/98. The "y" axis is measured in increments of $2,000 ranging from $0 to $16,000 and indicates that the ending value of a hypothetical investment of $5,000 (426 Shares) in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $13,935 (1,255 Shares) on 9/30/98.